Inventories, Net	12 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

As of September 30, 2021 and 2022, inventories and reserve of inventories consisted of the following:

	As of September 30,
	2021	2022
Finished goods (1)	$635,851	$425,721
Raw materials (2)	352,539	151,379
Other	52,054	-
Inventory valuation allowance	(116,102)	(196,151)
Inventories, net	$924,342	$380,949

(1)	Finished goods includes battery packs and e-bicycles.
(2)	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.

	As of September 30,
	2021	2022
Balance at beginning of year	$-	$116,102
Current period addition	114,964	176,938
Reduction	-	(8,921)
Foreign currency translation adjustment	1,138	(87,968)
Balance at the end of year	$116,102	$196,151